TRADE AND NOTES RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND NOTES RECEIVABLES
Schedule of trade and notes receivables

	December 31,	December 31,
	2016	2017

Trade receivables	4,649,107	4,794,017
Less: provision for impairment	(462,571)	(482,020)
	4,186,536	4,311,997
Notes receivable	3,163,027	3,714,212
	7,349,563	8,026,209

Schedule of ageing analysis of trade and notes receivables

	December 31,	December 31,
	2016	2017

Within 1 year	5,787,705	6,320,428
Between 1 and 2 years	557,602	505,493
Between 2 and 3 years	533,227	336,019
Over 3 years	933,600	1,346,289
	7,812,134	8,508,229
Less: provision for impairment	(462,571)	(482,020)
	7,349,563	8,026,209

Schedule of ageing analysis of trade and notes receivables, past due but not impaired

	December 31,	December 31,
	2016	2017

Past due for 1 year	523,333	459,188
Past due for 1 to 2 years	505,774	295,928
Past due for over 2 years	412,028	781,832
	1,441,135	1,536,948
Not past due	5,710,535	6,137,627
	7,151,670	7,674,575

Schedule of ageing analysis of trade receivables relate to customers in difficult economic situation

	December 31,	December 31,
	2016	2017
Within 1 year	77,170	182,801
Between 1 and 2 years	34,269	46,305
Between 2 and 3 years	27,453	40,091
Over 3 years	521,572	564,457
	660,464	833,654
Provision for impairment	(462,571)	(482,020)
	197,893	351,634

Schedule of movements on the provision for impairment of trade and notes receivables

	2016	2017
As at January 1,	510,336	462,571
Provision for impairment	5,862	29,663
Written off	(192)	(15,341)
Reversal	(53,435)	(6,395)
Others	—	11,522
As at December 31,	462,571	482,020